SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Risks and Uncertainties

Risks and Uncertainties

As a global mining company, the Company’s revenue, profitability and future rate of growth are substantially dependent on prevailing prices for gold and copper. Historically, the commodity markets have been very volatile, and there can be no assurance that commodity prices will not be subject to wide fluctuations in the future. A substantial or extended decline in commodity prices could have a material adverse effect on the Company’s financial position, results of operations, cash flows, access to capital and on the quantities of reserves that the Company can economically produce. The carrying value of the Company’s Property, plant and mine development, net;  Inventories;  Stockpiles and ore on leach pads; and Deferred income tax assets are particularly sensitive to the outlook for commodity prices. A decline in the Company’s price outlook from current levels could result in material impairment charges related to these assets.

Minera Yanacocha S.R.L. (“Yanacocha”) includes the mining operations at Yanacocha and the Conga project in Peru. Under the current social and political environment, the Company does not anticipate being able to develop Conga for at least the next five years. As a result of the uncertainty surrounding the Conga project, the Company has allocated its development capital to other projects. Should the Company be unable to develop the Conga project, the Company may have to consider other alternatives for the project, which may result in a future impairment charge.  The total assets at Conga as of December 31, 2017 and 2016 were $1,650 and $1,666 respectively.

Use of Estimates

Use of Estimates

The Company’s Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Company’s Consolidated Financial Statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis for future cash flow estimates utilized in impairment calculations and units-of-production amortization calculations; environmental remediation, reclamation and closure obligations; estimates of recoverable gold and other minerals in stockpile and leach pad inventories; estimates of fair value for certain reporting units and asset impairments (including impairments of goodwill, long-lived assets and investments); write-downs of inventory, stockpiles and ore on leach pads to net realizable value; post-employment, post-retirement and other employee benefit liabilities; valuation allowances for deferred tax assets; provisional amounts related to income tax effects of newly enacted tax laws; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments including marketable securities and derivative instruments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results will differ from those amounts estimated in these financial statements.

Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Newmont Mining Corporation and the more-than-50%-owned subsidiaries that it controls. The Company also includes its pro-rata share of assets, liabilities and operations for unincorporated joint ventures in which it has an interest. All significant intercompany balances and transactions have been eliminated. The functional currency for the majority of the Company’s operations is the U.S. dollar.

The Company follows the ASC guidance for identification and reporting of entities over which control is achieved through means other than voting rights. The guidance defines such entities as Variable Interest Entities (“VIEs”).

On November 22, 2013, Newmont entered into a Partnership Agreement with Staatsolie Maatschappij Suriname N.V. (“Staatsolie”) (a company wholly owned by the Republic of Suriname). The Partnership Agreement gave Staatsolie the option to participate in the Merian gold mine (“Merian”) for up to 25% of the partnership. Staatsolie exercised that option in November 2014. At December 31, 2017, Newmont has a 75.0% ownership in Merian. Newmont has identified Merian as a VIE under ASC guidance for consolidation. The Company has determined itself to be the primary beneficiary of this entity, as it controls the operations of Merian and has the obligation to absorb losses and the right to receive benefits that are significant to Merian; therefore, the Company consolidates Merian in its financial statements.

Assets Held for Sale and Discontinued Operations

Assets Held for Sale and Discontinued Operations

The Company reports a business as held for sale when management has approved or received approval to sell the business and is committed to a formal plan, the business is available for immediate sale, the business is being actively marketed, the sale is probable and recognition of a completed sale is expected to occur within one year, the sales price is reasonable in relation to its current fair value and actions required to complete the sale indicate that it is unlikely that significant changes to the plan will be made or the plan will be withdrawn, in accordance with ASC 360, Property, Plant and Equipment. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the current- and prior-year balance sheets in the period in which the business is classified as held for sale.

The Company reports the results of operations of a business as discontinued operations if a disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results when the business is classified as held for sale, in accordance with ASC 360, Property, Plant and Equipment and ASC 205-20, Presentation of Financial Statements - Discontinued Operations. The results of discontinued operations are reported in Net income (loss) from discontinued operations,  net of tax in the accompanying Consolidated Statements of Operations for current and prior periods, including any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

On November 2, 2016, Newmont completed the sale of its 48.5% economic interest in PT Newmont Nusa Tenggara (“PTNNT”), which operates the Batu Hijau copper and gold mine (“Batu Hijau”) in Indonesia (the “Batu Hijau Transaction”). As a result, Newmont presents Batu Hijau as a discontinued operation for all periods presented. Accordingly, (i) our Consolidated Statements of Operations and Cash Flows have been reclassified to present Batu Hijau as a discontinued operation for all periods presented and (ii) the amounts presented in these notes relate only to our continuing operations, unless otherwise noted. For additional information regarding our discontinued operations, see Note 4.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments with an original maturity of three months or less. Because of the short maturity of these investments, the carrying amounts approximate their fair value. Cash and cash equivalents are held in overnight bank deposits or are invested in United States Treasury securities and money market securities. Restricted cash is excluded from cash and cash equivalents and is included in other current or non-current assets. Restricted cash is held primarily for the purpose of settling asset retirement obligations.

Investments

Investments

Management determines the appropriate classification of its investments in equity securities at the time of purchase and reevaluates such determinations at each reporting date. Investments in incorporated entities in which the Company’s ownership is greater than 20% and less than 50%, or which the Company does not control through majority ownership or means other than voting rights, are accounted for by the equity method and are included in non-current assets. Additionally, the Company has certain restricted investments, which are classified as Other non-current assets. The Company accounts for both its restricted and non-restricted marketable security investments as available for sale securities in accordance with ASC guidance on accounting for certain investments in debt and equity securities. The Company periodically evaluates whether declines in fair values of its investments below the Company’s carrying value are other-than-temporary in accordance with ASC guidance. The Company’s policy is to generally treat a decline in the investment’s quoted market value that has lasted continuously for more than six to nine months as an other-than-temporary decline in value. The Company also monitors its investments for events or changes in circumstances that have occurred that may have a significant adverse effect on the fair value of the investment and evaluates qualitative and quantitative factors regarding the severity and duration of the unrealized loss and the Company’s ability to hold the investment until a forecasted recovery occurs to determine if the decline in value of an investment is other-than-temporary. Declines in fair value below the Company’s carrying value deemed to be other-than-temporary are charged to Other income, net.

Stockpiles, Ore on Leach Pads and Inventories

Stockpiles, Ore on Leach Pads and Inventories

As described below, costs that are incurred in or benefit the productive process are accumulated as stockpiles, ore on leach pads and inventories. Stockpiles, ore on leach pads and inventories are carried at the lower of average cost or net realizable value. Net realizable value represents the estimated future sales price of the product based on current and long-term metals prices, less the estimated costs to complete production and bring the product to sale. Write-downs of stockpiles, ore on leach pads and inventories to net realizable value are reported as a component of Costs applicable to sales and Depreciation and amortization. The current portion of stockpiles, ore on leach pads and inventories is determined based on the expected amounts to be processed within the next 12 months and utilize the short-term metal price assumption in estimating net realizable value. Stockpiles, ore on leach pads and inventories not expected to be processed within the next 12 months are classified as non-current and utilize the long-term metal price assumption in estimating net realizable value. The major classifications are as follows:

Stockpiles

Stockpiles represent ore that has been extracted from the mine and is available for further processing. Mine sequencing may result in mining material at a faster rate than can be processed. The Company generally processes the highest ore grade material first to maximize metal production; however, a blend of gold ore stockpiles may be processed to balance hardness and/or metallurgy in order to maximize throughput and recovery. Processing of lower grade stockpiled ore may continue after mining operations are completed. Sulfide copper ores are subject to oxidation over time which can reduce expected future recoveries. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained ounces or pounds (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are added to stockpiles based on current mining costs incurred including applicable overhead and depreciation and amortization relating to mining operations and removed at each stockpile’s average cost per recoverable unit as material is processed. Stockpiles are recorded at the lower of average cost or net realizable value, and carrying values are evaluated at least quarterly. Net realizable value represents the estimated future sales price based on short-term and long-term metals price assumptions, less estimated costs to complete production and bring the product to sale.

Ore on Leach Pads

Ore on leach pads represent ore that has been mined and placed on leach pads where a solution is applied to the surface of the heap to dissolve the gold or extract the copper. The recovery of copper from leach pads is further described below in the Copper Cathode Inventory section.

Costs are added to ore on leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Costs are removed from ore on leach pads as ounces are recovered based on the average cost per estimated recoverable ounce of gold or pound of copper on the leach pad.

Estimates of recoverable ore on the leach pads are calculated from the quantities of ore placed on the leach pads (measured tons added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on ore type). In general, leach pads recover between 50% and 95% of the recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is complete.

Although the quantities of recoverable ore placed on the leach pads are reconciled by comparing the grades of ore placed on pads to the quantities of metal actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and estimates are refined based on actual results over time. Historically, the Company’s operating results have not been materially impacted by variations between the estimated and actual recoverable quantities of metal on its leach pads. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis.

In-process Inventory

In-process inventories represent material that is currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific processing facility, but include mill in-circuit, flotation, leach and carbon-in-leach. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed into the process attributable to the source material coming from the mines, stockpiles and/or leach pads, plus the in-process conversion costs, including applicable amortization relating to the process facilities incurred to that point in the process.

Precious Metals Inventory

Precious metals inventories include gold doré and/or gold bullion. Precious metals that result from the Company’s mining and processing activities are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus applicable refining costs.

Copper Cathode Inventory

Copper heap leaching is performed on copper oxide ore and enriched copper sulfide ore to produce copper cathodes. Heap leaching is accomplished by stacking uncrushed ore onto synthetically lined pads where it is contacted with a dilute sulfuric acid solution, thus leaching the acid soluble minerals into a copper sulfate solution. The copper sulfate solution is then collected and pumped to the solvent extraction (“SX”) plant. The SX process consists of two steps. During the first step, the copper is extracted into an organic solvent solution. The loaded organic solution is then pumped to the second step where copper is stripped with a strong acid solution before being sent through the electrowinning process. Cathodes produced in electrowinning are 99.99% copper.

Copper cathode is produced at the Company’s Phoenix operations by solvent extraction and electrowinning. The inventory is valued at the lower of average cost to produce the cathode or net realizable value.

Concentrate Inventory

Concentrate inventories represent copper and gold concentrate available for shipment or in transit for further processing when the sales process has not been completed. The Company values concentrate inventory at average cost, including an allocable portion of support costs and amortization. Costs are added and removed to the concentrate inventory based on metal in the concentrate and are valued at the lower of average cost or net realizable value.

Materials and Supplies

Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.

Property, Plant and Mine Development

Property, Plant and Mine Development

Facilities and Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. Facilities and equipment acquired as a part of a capital lease, build-to-suit or other financing arrangement are capitalized and recorded based on the contractual lease terms. The facilities and equipment are depreciated using the straight-line method at rates sufficient to depreciate such costs over the estimated productive lives of such facilities. These estimated productive lives do not exceed the related estimated mine lives, which are based on proven and probable reserves.

Mine Development

Mine development costs include engineering and metallurgical studies, drilling and other related costs to delineate an ore body, the removal of overburden to initially expose an ore body at open pit surface mines and the building of access ways, shafts, lateral access, drifts, ramps and other infrastructure at underground mines. Costs incurred before mineralization is classified as proven and probable reserves are expensed and classified as Exploration or Advanced projects, research and development expense. Capitalization of mine development project costs that meet the definition of an asset begins once mineralization is classified as proven and probable reserves.

Drilling and related costs are capitalized for an ore body where proven and probable reserves exist and the activities are directed at obtaining additional information on the ore body or converting mineralized material to proven and probable reserves. All other drilling and related costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs and then included as a component of Costs applicable to sales.

The cost of removing overburden and waste materials to access the ore body at an open pit mine prior to the production phase are referred to as “pre-stripping costs.” Pre-stripping costs are capitalized during the development of an open pit mine. Where multiple open pits exist at a mining complex utilizing common processing facilities, pre-stripping costs are capitalized at each pit. The removal, production, and sale of de minimis saleable materials may occur during the development phase of an open pit mine and are assigned incremental mining costs related to the removal of that material.

The production phase of an open pit mine commences when saleable minerals, beyond a de minimis amount, are produced. Stripping costs incurred during the production phase of a mine are variable production costs that are included as a component of inventory to be recognized in Costs applicable to sales in the same period as the revenue from the sale of inventory. The Company’s definition of a mine and the mine’s production phase may differ from that of other companies in the mining industry resulting in incomparable allocations of stripping costs to deferred mine development and production costs. Other mining companies may expense pre-stripping costs associated with subsequent pits within a mining complex. Other mining companies may capitalize stripping costs incurred in connection with the production phase.

Mine development costs are amortized using the units-of-production method based on estimated recoverable ounces or pounds in proven and probable reserves. To the extent that these costs benefit an entire ore body, they are amortized over the estimated life of the ore body. Costs incurred to access specific ore blocks or areas that only provide benefit over the life of that area are amortized over the estimated life of that specific ore block or area.

Mineral Interests

Mineral interests include acquired interests in production, development and exploration stage properties. Mineral interests are capitalized at their fair value at the acquisition date, either as an individual asset purchase or as part of a business combination.

The value of such assets is primarily driven by the nature and amount of mineralized material believed to be contained in such properties. Production stage mineral interests represent interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain mineralized material consisting of (i) mineralized material within pits; mineralized material with insufficient drill spacing to qualify as proven and probable reserves; and mineralized material in close proximity to proven and probable reserves; (ii) around-mine exploration potential not immediately adjacent to existing reserves and mineralization, but located within the immediate mine area; (iii) other mine-related exploration potential that is not part of current mineralized material and is comprised mainly of material outside of the immediate mine area; (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property, as described above; or (v) any acquired right to explore or extract a potential mineral deposit. The Company’s mineral rights generally are enforceable regardless of whether proven and probable reserves have been established. In certain limited situations, the nature of a mineral right changes from an exploration right to a mining right upon the establishment of proven and probable reserves. The Company has the ability and intent to renew mineral interests where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineralized material.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews and evaluates its long-lived assets for impairment at least annually, or when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment loss is measured and recorded based on the estimated fair value of the long-lived assets being tested for impairment, and their carrying amounts. Fair value is typically determined through the use of an income approach utilizing estimates of discounted pre-tax future cash flows or a market approach utilizing recent transaction activity for comparable properties. These approaches are considered Level 3 fair value measurements. Occasionally, such as when an asset is held for sale, market prices are used. The Company believes its estimates and models used to determine fair value are similar to what a market participant would use.

The estimated undiscounted cash flows used to assess recoverability of long-lived assets and to measure the fair value of the Company’s mining operations are derived from current business plans, which are developed using short-term price forecasts reflective of the current price environment and management’s projections for long-term average metal prices. In addition to short- and long-term metal price assumptions, other assumptions include estimates of commodity-based and other input costs; proven and probable mineral reserves estimates, including the timing and cost to develop and produce the reserves; value beyond proven and probable estimates; estimated future closure costs; and the use of appropriate discount rates.

In estimating undiscounted cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of undiscounted cash flows from other asset groups. The Company’s estimates of undiscounted cash flows are based on numerous assumptions and it is possible that actual cash flows will be significantly different than the estimates, as actual produced reserves, metal prices, commodity-based and other costs, and closure costs are each subject to significant risks and uncertainties.

Revenue Recognition

Revenue Recognition

Revenue is recognized from a sale when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, risk and the title has been transferred to the customer and collection of the sales price is reasonably assured. Revenues from concentrate sales are recorded net of treatment and refining charges. Revenues from by-product sales are credited to Costs applicable to sales as a by-product credit.

Concentrate sales are initially recorded based on 100% of the provisional sales prices. Until final settlement occurs, adjustments to the provisional sales prices are made to take into account the mark-to-market changes based on the forward prices for the estimated month of settlement. For changes in metal quantities upon receipt of new information and assays, the provisional sales quantities are also adjusted. The principal risks associated with recognition of sales on a provisional basis include metal price fluctuations between the date initially recorded and the date of final settlement. If a significant decline in metal prices occurs between the provisional pricing date and the final settlement date, it is reasonably possible that the Company could be required to return a portion of the sales proceeds received based on the provisional invoice.

The Company’s sales based on a provisional price contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of the concentrates at the forward exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked to market through earnings each period prior to final settlement.

Effective January 1, 2018, the Company will adopt changes to its revenue recognition policy. Refer to Recently Issued Accounting Pronouncements below for further details.

Income and Mining Taxes and Valuation of Deferred Tax Assets

Income and Mining Taxes

The Company accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset for the Company, as measured by the statutory tax rates in effect. The Company derives its deferred income tax charge or benefit by recording the change in either the net deferred income tax liability or asset balance for the year. The financial statement effects of changes in tax law are recorded as discrete items in the period enacted as part of income tax expense or benefit from continuing operations, regardless of the category of income or loss to which the deferred taxes relate. The Company determines if the assessment of a particular income tax effect is “complete” or “incomplete” as of the due date of the financial statements. Those effects for which the accounting is determined to be complete are reported in the enactment period financial statements.

For those effects determined to be incomplete, the Company determines whether a reasonable estimate of those effects can be made. If a reasonable estimate can be made, the estimate is recognized as a provisional amount. If a reasonable estimate cannot be made, no effects are recognized as provisional amounts until the first reporting period in which a reasonable estimate can be made. Provisional amounts are updated when additional information becomes available and the evaluation of such information is complete. The Company completes the accounting for all provisional amounts within a measurement period of up to one year from the enactment date.

Mining taxes represent state and provincial taxes levied on mining operations and are classified as income taxes. As such, taxes are based on a percentage of mining profits. With respect to the earnings that the Company derives from the operations of its consolidated subsidiaries, in those situations where the earnings are indefinitely reinvested, no deferred taxes have been provided on the unremitted earnings (including the excess of the carrying value of the net equity of such entities for financial reporting purposes over the tax basis of such equity) of these consolidated companies.

Newmont’s operations are in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. Some of these tax regimes are defined by contractual agreements with the local government, while others are defined by general tax laws and regulations. Newmont and its subsidiaries are subject to reviews of its income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of its contracts or laws. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues in the U.S. and other tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in Income and mining tax benefit (expense). In certain jurisdictions, Newmont must pay a portion of the disputed amount to the local government in order to formally appeal the assessment. Such payment is recorded as a receivable if Newmont believes the amount is collectible.

Valuation of Deferred Tax Assets

The Company’s deferred income tax assets include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. The Company reviews the likelihood that it will realize the benefit of its deferred tax assets and therefore the need for valuation allowances on a quarterly basis, or more frequently if events indicate that a review is required. In determining the requirement for a valuation allowance, the historical and projected financial results of the legal entity or consolidated group recording the net deferred tax asset is considered, along with all other available positive and negative evidence.

Certain categories of evidence carry more weight in the analysis than others based upon the extent to which the evidence may be objectively verified. The Company looks to the nature and severity of cumulative pretax losses (if any) in the current three-year period ending on the evaluation date and the existence and frequency of prior cumulative pretax losses. Other factors considered in the determination of the probability of the realization of the deferred tax assets include, but are not limited to:

•	Earnings history;

•	Projected future financial and taxable income based upon existing reserves; and long-term estimates of commodity prices;

•	The duration of statutory carry forward periods;

•	Prudent and feasible tax planning strategies readily available that may alter the timing of reversal of the temporary difference;

•	Nature of temporary differences and predictability of reversal patterns of existing temporary differences; and

•	The sensitivity of future forecasted results to commodity prices and other factors.

Concluding that a valuation allowance is not required is difficult when there is significant negative evidence which is objective and verifiable, such as cumulative losses in recent years. The Company utilizes a rolling twelve quarters of pre-tax income or loss as a measure of its cumulative results in recent years. However, a cumulative three year loss is not solely determinative of the need for a valuation allowance. The Company also considers all other available positive and negative evidence in its analysis.

Reclamation and Remediation Costs

Reclamation and Remediation Costs

Reclamation obligations are recognized when incurred and recorded as liabilities at fair value. The liability is accreted over time through periodic charges to earnings. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and amortized over the life of the related asset. Reclamation costs are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation costs. Changes in reclamation estimates at non-operating mines are reflected in earnings in the period an estimate is revised. The estimated reclamation obligation is based on when spending for an existing disturbance is expected to occur. The Company reviews, on an annual basis, unless otherwise deemed necessary, the reclamation obligation at each mine site in accordance with ASC guidance for asset retirement obligations.

Remediation costs are accrued based on management’s best estimate at the end of each period of the costs expected to be incurred at a site. Such cost estimates may include ongoing care, maintenance and monitoring costs. Changes in remediation estimates at legacy sites are reflected in earnings in the period an estimate is revised. Water treatment costs included in environmental remediation obligations are discounted to their present value as cash flows are readily estimable. All other costs of future expenditures for environmental remediation obligations are not discounted to their present value.

Foreign Currency

Foreign Currency

The functional currency for the majority of the Company’s operations, including the Australian operations, is the U.S. dollar. All monetary assets and liabilities where the functional currency is the U.S. dollar are translated at current exchange rates and the resulting adjustments are included in Other income, net. All assets and liabilities recorded in functional currencies other than U.S. dollars are translated at current exchange rates and the resulting adjustments are charged or credited directly to Accumulated other comprehensive income (loss) in Total equity. Revenues and expenses in foreign currencies are translated at the weighted average exchange rates for the period. The gains or losses on foreign currency rates on cash holdings in foreign currencies are included in Effect of exchange rate changes on cash in the Company’s Consolidated Statements of Cash Flows.

Derivative Instruments

Derivative Instruments

Newmont has forward contracts designated as cash flow hedges in place to hedge against changes in foreign exchanges rates and diesel prices. The fair value of derivative contracts qualifying as cash flow hedges are reflected as assets or liabilities in the Consolidated Balance Sheets. To the extent these hedges are effective in offsetting forecasted cash flows from production costs (the “effective portion”), changes in fair value are deferred in Accumulated other comprehensive income (loss). Amounts deferred in Accumulated other comprehensive income (loss) are reclassified to income when the hedged transaction has occurred. The ineffective portion of the change in the fair value of the derivative is recorded in Other income, net in each period. Cash transactions related to the Company’s derivative contracts accounted for as hedges are classified in the same category as the item being hedged in the Consolidated Statements of Cash Flows.

When derivative contracts qualifying as cash flow hedges are settled, accelerated or restructured before the maturity date of the contracts, the related amount in Accumulated other comprehensive income (loss) at the settlement date is deferred and reclassified to earnings, when the originally designated hedged transaction impacts earnings.

Newmont assesses the effectiveness of the derivative contracts using either regression analysis or the dollar offset approach, both retrospectively and prospectively, to determine whether the hedging instruments have been highly effective in offsetting changes in the fair value of the hedged items. The Company also assesses whether the hedging instruments are expected to be highly effective in the future. If a hedging instrument is not expected to be highly effective, the Company will stop hedge accounting prospectively. In those instances, the gains or losses remain in Accumulated other comprehensive income (loss) until the hedged item affects earnings.

Stock Based Compensation

Stock-Based Compensation

The Company records stock-based compensation awards exchanged for employee services at fair value on the date of the grant and expenses the awards in the Consolidated Statements of Operations over the requisite employee service period. The fair value of stock options is determined using the Black-Scholes valuation model. The fair value of restricted stock units (“RSUs”) and strategic stock units (“SSUs”) are based on the Newmont stock price on the date of grant. The fair value of performance leverage stock units (“PSUs”) is determined using a Monte Carlo simulation model. Stock-based compensation expense related to awards with a market or performance condition is generally recognized over the vesting period of the award utilizing the cliff vesting method, while all other awards are recognized on a straight-line basis. The Company recognizes forfeitures as they occur. The Company's estimates may be impacted by certain variables including, but not limited to, stock price volatility, employee stock option exercise behaviors, additional stock option grants, the Company's performance and related tax impacts.

Debt

Debt

The Company carries its Senior Notes at amortized cost.

Debt issuance costs and debt premiums and discounts, which are included in Debt, and unrealized gains or losses related to treasury rate lock contracts and forward starting swap contracts, which are included in Accumulated other comprehensive income (loss), are amortized using the effective interest method over the terms of the respective Senior Notes as a component of Interest expense, net within the Consolidated Statements of Operations.

When repurchasing its debt, the Company records the resulting gain or loss as well as the accelerated portion of related debt issuance costs, premiums and discounts, and any unrealized gains or losses from the associated treasury rate lock contracts and/or associated forward starting swap contracts in Other Income, net.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Basic and diluted income per share are presented for Net income (loss) attributable to Newmont stockholders. Basic income per common share is computed by dividing income available to Newmont common stockholders by the weighted average number of common shares outstanding during the period. Diluted income per common share is computed similarly except that weighted average common shares is increased to reflect all dilutive instruments, including employee stock awards and convertible debt instruments. The dilutive effects of Newmont’s dilutive securities are excluded from the calculation of diluted weighted average common shares outstanding if their effect would be anti-dilutive based on the treasury stock method or due to a net loss from continuing operations.

Comprehensive Income

Comprehensive Income (Loss)

In addition to Net income (loss), Comprehensive income (loss) includes all changes in equity during a period, such as adjustments to minimum pension liabilities, foreign currency translation adjustments, the effective portion of changes in fair value of derivative instruments that qualify as cash flow hedges and cumulative unrecognized changes in fair value of marketable securities available for sale or other investments, except those resulting from investments by and distributions to owners.

Reclassifications	Reclassifications Certain amounts in prior years have been reclassified to conform to the 2017 presentation. Reclassified amounts were not material to the financial statements.
Recently Adopted and Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Inventory

In July 2015, ASU No. 2015-11 was issued related to inventory, simplifying the subsequent measurement of inventories by replacing the lower of cost or market test with a lower of cost and net realizable value test. The update is effective in fiscal years, including interim periods, beginning after December 15, 2016. The Company records inventory at the lower of cost or net realizable value and the adoption of this guidance, effective January 1, 2017, had no impact on the Consolidated Financial Statements or disclosures.

Stock-based compensation

In March 2016, ASU No. 2016-09 was issued related to stock-based compensation. The new guidance simplifies the accounting for stock-based compensation transactions, including income tax consequences, classification of awards as either equity or liabilities and classification of cash payments related to tax withholdings on behalf of employees on the Consolidated Statements of Cash Flows. This update is effective in fiscal years, including interim periods, beginning after December 15, 2016. The Company adopted this guidance as of January 1, 2017, and reclassified $(6) from Net cash provided by (used in) operating activities of continuing operations to Net cash provided by (used in) financing activities of continuing operations for the year ended December 31, 2016. There was no impact in 2015. Adoption of this guidance had no other impact on the Consolidated Financial Statements or disclosures.

Restricted cash

In November 2016, ASU No. 2016-18 was issued related to the inclusion of restricted cash in the statement of cash flows. This new guidance requires that a statement of cash flows present the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017, and early adoption is permitted. The Company retrospectively adopted this guidance as of December 31, 2017, which resulted in the removal of the changes in restricted cash activity of $(10) and $8 from Net cash provided by (used in) financing activities of discontinued operations within financing activities and $- and $(2) from Other within financing activities on the Consolidated Statements of Cash Flows for the years ended December 31, 2016 and 2015, respectively. Furthermore, the Company has included a reconciliation of Cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets to the total shown in the Consolidated Statements of Cash Flows. Adoption of this guidance had no other impact on the Consolidated Financial Statements or disclosures.

Statement of cash flows

In August 2016, ASU No. 2016-15 was issued related to the statement of cash flows. This new guidance addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017, and early adoption is permitted. The Company adopted the guidance effective January 1, 2018 and has retrospectively applied this guidance for all periods presented. As a result of the adoption, the Company reclassified $196 of Repayment of debt, previously reported as a cash outflow from financing activities, to operating activities on the Consolidated Statements of Cash Flows related to accreted interest from the debt discount on the 2017 convertible notes repaid in July 2017. Additionally, the Company reclassified $15 and $6 for 2017 and 2016, respectively, of Acquisitions, net previously reported as a cash outflow from investing activities, to operating activities on the Consolidated Statements of Cash Flows related to contingent consideration payments.

Business combinations

In January 2017, ASU No. 2017-01 was issued clarifying the definition of a business and providing additional guidance for determining whether transactions should be accounted for as acquisitions of assets or businesses. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017, and early adoption is permitted. The new guidance is required to be applied on a prospective basis. Adoption of this guidance, effective April 1, 2017, had no impact on the Consolidated Financial Statements or disclosures.

Goodwill

In January 2017, ASU No. 2017-04 was issued, which removes step two from the goodwill impairment test. As a result, an entity should perform its annual goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. Adoption of this guidance, effective April 1, 2017, had no impact on the Consolidated Financial Statements or disclosures.

Recently Issued Accounting Pronouncements

Revenue recognition

In May 2014, ASU No. 2014-09 was issued related to revenue from contracts with customers. This ASU was further amended in August 2015, March 2016, April 2016, May 2016, December 2016, and September 2017 by ASU No. 2015-14, No. 2016-08, No. 2016-10, No. 2016-12, No. 2016-20 and No. 2017-13, respectively. The new guidance provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. In August 2015, the effective date was deferred to reporting periods, including interim periods, beginning after December 15, 2017, and will be applied retrospectively.

The Company has performed an assessment of the revised guidance and the impacts on the Company’s Consolidated Financial Statements and disclosures. The Company has completed the review of all contracts and determined that the adoption of this guidance will primarily impact the timing of revenue recognition on certain concentrate contracts based on the Company’s determination of when control is transferred. Currently, revenue is recognized for these contracts based on varying contractual terms indicating when risk of loss and title have transferred to the buyer. Upon adoption, revenue related to concentrate sales will typically be recognized upon completion of loading the material for shipment to the customer and satisfaction of the Company’s significant performance obligations.

The Company completed its evaluation of variable consideration for concentrate sales related to the variable nature of the price and metal quantity. Based on our current analysis, the estimate of revenue recognized for concentrates will remain unchanged as sales will initially be recorded on a provisional basis based on the forward prices for the estimated month of settlement and the Company’s estimated metal quantities delivered based on weighing and assay data. The Company believes changes in the underlying weight and metal content are not significant to the sale as a whole and therefore do not preclude the recognition of revenue upon transfer of control. The Company’s provisional gold and copper concentrate sales will continue to contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of the gold and copper concentrates at the prevailing indices’ prices at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked to market through earnings each period prior to final settlement.

The Company will adopt the new guidance effective January 1, 2018. The guidance may be applied retrospectively for all periods presented or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Company will adopt the guidance retrospectively with the cumulative effect of initially applying the amended guidance recognized at January 1, 2018. Based on the contracts outstanding as of December 31, 2017, there will be no cumulative effect adjustment required to be recognized at January 1, 2018.

Under the Company’s adoption approach, results for reporting periods beginning after January 1, 2018, will be presented in the Consolidated Financial Statements under the new guidance, while prior period amounts will not be adjusted and continue to be reported under the guidance in effect for those periods. In the related disclosures, results for reporting periods beginning after January 1, 2018, will be presented under prior guidance along with prior period amounts for comparative purposes. The Company plans to provide expanded disclosures that will include gold revenue from doré production, gold and copper revenue from concentrate sales and copper revenue from cathode sales, as well as information pertaining to receivable balances, and revenue recognized in the current reporting period related to changes in price and metal quantity from performance obligations satisfied in previous periods, if material.

Investments

In January 2016, ASU No. 2016-01 was issued related to financial instruments. The new guidance requires entities to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. This new guidance also updates certain disclosure requirements for these investments. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017, and upon adoption, an entity should apply the amendments with the cumulative effect of initially applying the guidance recognized at January 1, 2018. Early adoption is not permitted. The Company expects the updated guidance to result in a reclassification of unrealized holding gains and losses and deferred income taxes related to investments in marketable equity securities from Accumulated other comprehensive income (loss) to Retained earnings in the Consolidated Balance Sheets upon adoption. Accumulated other comprehensive income (loss) at December 31, 2017,  included $115 of net unrealized holding losses and deferred income taxes related to marketable equity securities that will be reclassified to Retained earnings upon adoption.

Leases

In February 2016, ASU No. 2016-02 was issued related to leases, which was further amended in September 2017 by ASU No. 2017-13 and in January 2018 by ASU 2018-01. The new guidance modifies the classification criteria and requires lessees to recognize the assets and liabilities arising from most leases on the balance sheet. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018, and early adoption is permitted. The Company anticipates adopting the new guidance effective January 1, 2019.

The Company has begun its assessment of the new guidance and the impact it will have on the Consolidated Financial Statements and disclosures, and expects to complete its analysis in 2018. To date, the Company has reviewed a sample of contracts that are representative of the Company’s various contracts. Management is still completing its assessment of the impacts; however, based on the sample reviewed, management anticipates certain service contracts will contain embedded leases under the revised guidance.  The Company continues to assess other potential impacts of the new standard. Based on preliminary findings, the Company expects that the majority of its identified leases will be required to be reported on the Consolidated Balance Sheets; however, the Company expects there will be minimal impacts to the Consolidated Statements of Operations. The Company expects to have an update to the impacts of the standard in the second quarter of 2018.

Intra-entity transfers

In October 2016, ASU No. 2016-16 was issued related to the intra-entity transfers of assets other than inventory. This new guidance requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017, and early adoption is permitted. The Company anticipates adopting this new guidance effective January 1, 2018, and does not expect the adoption to have an impact on the Consolidated Financial Statements or disclosures.

Employee benefits

In March 2017, ASU No. 2017-07 was issued related to the presentation of net periodic pension and postretirement cost. The new guidance requires the service cost component of net benefit costs to be classified similar to other compensation costs arising from services rendered by employees. Other components of net benefit costs are required to be classified separately from the service cost and outside income from operations. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017. The Company anticipates adopting this new guidance effective January 1, 2018. The adoption of this guidance will result in the recognition of other components of net benefit costs within Other income, net rather than Costs applicable to sales or General and administrative and will no longer be included in costs that benefit the inventory/production process. The adoption of this guidance will not have a material impact on the Consolidated Financial Statements or disclosures.

Hedging

In August 2017, ASU No. 2017-12 was issued related to hedge accounting. The new guidance expands the ability to hedge nonfinancial risk components, eliminates the current requirement to separately measure and report hedge ineffectiveness, and requires the entire change in fair value of a hedging instrument to be presented in the same income statement line as the hedged item, when reclassified from Accumulated other comprehensive income (loss). The guidance also eases certain hedge effectiveness documentation and assessment requirements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018, and early adoption is permitted. The Company anticipates adopting this new guidance effective January 1, 2018, and does not expect the adoption to have a material impact on the Consolidated Financial Statements or disclosures.

Other comprehensive income reclassifications related to tax reform

In February 2018, ASU 2018-02 was issued allowing companies the option to reclassify to retained earnings the tax effects related to items in Accumulated other comprehensive income (loss) as a result of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018, and early adoption is permitted. This guidance should be applied either in the period of adoption or retrospectively to each period in which the effects of the change in the U.S. federal income tax rate in the Tax Cuts and Jobs Act is recognized. The Company is still completing its assessment of the impacts including the timing of adoption.